The AAL Mutual Funds
Supplement to Prospectus dated June 27, 2003

Wire Instruction

Effective April 24, 2004, the following replaces the relevant information of the current prospectus under the headings "Initial Purchases by Wire Transfer" and "Additional Purchases by Wire Transfer":

Instruct your bank to use the following instructions when wiring funds.

Wire transfer to:
   State Street Corp.
   225 Franklin Street
   Boston, MA 02101
   ABA #011000028
   Account #4195-538-6

Credit:
   Thrivent Financial Investor Services as Agent for the benefit of The AAL Mutual Funds

Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]

How to Contact Us

Effective April 24, 2004, the following replaces the relevant information of the current prospectus under the heading "How to Contact Us":

By Mail (New Applications):
   The AAL Mutual Funds
   P.O. Box 219347
   Kansas City, MO 64121-9347

By Mail (Additional Investments):
   The AAL Mutual Funds
   P.O. Box 219334
   Kansas City, MO 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
   The AAL Mutual Funds
   P.O. Box 219348
   Kansas City, MO 64121-9348

By Express Mail:
   Thrivent Investment Management Inc.
   210 West 10th Street, 8th Floor
   Kansas City, MO 64105

The date of this Supplement is April 1, 2004.

Please include this Supplement with your Prospectus.